CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments, at fair value:
Real estate properties (cost: $11,309.0 and $10,679.5)	$ 13,139.0	$ 11,565.1
Real estate joint ventures and limited partnerships (cost: $2,583.5 and $2,465.9)	3,379.6	2,925.6
Marketable securities:
Real estate related (cost: $1,400.2 and $1,384.3)	1,818.4	1,499.3
Other (cost: $3,831.1 and $3,119.3)	3,831.1	3,119.6
Total investments (cost: $19,123.8 and $17,649.0)	22,168.1	19,109.6
Cash and cash equivalents	36.5	14.6
Due from investment manager	7.2	2.5
Other	196.9	290.4
TOTAL ASSETS	22,408.7	19,417.1
LIABILITIES
Mortgage loans payable, at fair value—Note 9 (principal outstanding: $2,337.5 and $2,307.7)	2,373.8	2,279.1
Accrued real estate property expenses	165.5	198.6
Other	40.4	31.5
TOTAL LIABILITIES	2,579.7	2,509.2
COMMITMENTS AND CONTINGENCIES—Note 12
NET ASSETS
Accumulation Fund	19,409.7	16,535.4
Annuity Fund	419.3	372.5
TOTAL NET ASSETS	$ 19,829.0	$ 16,907.9
NUMBER OF ACCUMULATION UNITS OUTSTANDING—Note 11 (in Shares)	57.9	55.3
NET ASSET VALUE, PER ACCUMULATION UNIT—Note 10 (in Dollars per share)	$ 335.393	$ 298.872